UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 0.6%
City of Phenix Alabama IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, 3.63%, 5/15/30	$5,850	$5,619,803
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.25%, 1/01/19	1,000	1,004,980
5.25%, 1/01/20	1,000	1,004,980
5.50%, 1/01/21	1,200	1,205,976
5.50%, 1/01/22	1,105	1,110,503
_____________
		9,946,242
Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	7,420	7,421,039
Arizona — 1.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital:
Series A, 5.00%, 2/01/34	6,340	6,804,659
Series B, 5.00%, 2/01/33	1,810	1,964,701
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 7/01/23	700	779,667
Eagle College Preparatory Project, Series A, 4.50%, 7/01/22	735	748,031
Eagle College Preparatory Project, Series A, 5.00%, 7/01/33	1,000	997,560
Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (a)	750	822,705
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	6,000	6,241,440
_____________
		18,358,763
California — 19.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub Lien, Series A (AMBAC), 0.00%, 10/01/30 (b)	10,530	5,222,459
Anaheim California Public Financing Authority, Refunding RB, Electric Distribution System, Series A, 4.00%, 10/01/31	17,080	17,712,643
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, Adventist Health System/West, Series A:
4.00%, 3/01/28	$8,490	$8,884,191
4.00%, 3/01/33	61,485	62,434,328
California HFA, RB, S/F Housing, Home Mortgage, Series I, AMT, 4.70%, 8/01/26	10,000	10,053,300
California Municipal Finance Authority, RB, Biola University:
4.00%, 10/01/27	750	772,020
5.00%, 10/01/29	660	728,600
5.00%, 8/15/30	1,000	1,099,730
5.00%, 10/01/30	500	548,155
4.00%, 10/01/33	2,500	2,506,400
California Pollution Control Financing Authority, RB, Poseidon Resources Desalination Project, AMT, 5.00%, 7/01/30 (a)	13,845	15,247,914
California State Public Works Board, RB:, RB:
Judicial Council Projects, Series A, 5.00%, 3/01/31	5,000	5,641,400
Judicial Council Projects, Series A, 5.00%, 3/01/32	5,000	5,615,550
Judicial Council Projects, Series A, 5.00%, 3/01/33	5,220	5,843,425
Series D, 5.00%, 9/01/30	2,620	3,001,629
Series D, 5.00%, 9/01/31	2,905	3,315,738
Series D, 5.00%, 9/01/32	6,060	6,886,705
Series E, 5.00%, 9/01/31	2,600	2,967,614
Series E, 5.00%, 9/01/32	2,280	2,591,038
California Statewide Communities Development Authority, RB, American Baptist Homes of the West, Series A, 5.00%, 10/01/23	1,500	1,673,100
California Statewide Communities Development Authority, Refunding RB:
Episcopal Communities & Services, 5.00%, 5/15/27	500	560,280
Episcopal Communities & Services, 5.00%, 5/15/32	1,000	1,081,860
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,679,825
Loma Linda Unviersity Medical center, 5.25%, 12/01/29	5,000	5,565,000

BlackRock Municipal Target Term Trust	April 30, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	$1,000	$1,126,840
5.00%, 8/01/29	1,300	1,460,095
5.00%, 8/01/33	1,335	1,485,041
County of Los Angeles California Public Works Financing Authority, Refunding RB, Multiple Capital Projects II:
5.00%, 8/01/30	2,500	2,818,400
5.00%, 8/01/31	3,000	3,371,700
5.00%, 8/01/32	3,000	3,359,280
5.00%, 8/01/33	2,500	2,797,675
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/31	1,500	1,702,365
5.00%, 11/01/32	1,500	1,695,915
5.00%, 11/01/33	1,200	1,354,152
El Camino Community College District, GO, CAB, Election of 2002, Series C (b):
0.00%, 8/01/30	9,090	5,290,744
0.00%, 8/01/31	12,465	6,869,337
0.00%, 8/01/32	17,435	9,168,718
Escondido Union High School District, GO, CAB, Election of 2008, Series A (AGC), 0.00%, 8/01/33 (b)	2,865	1,363,396
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/30	1,500	1,696,695
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFUEL Corp., Los Angeles International, AMT:
4.50%, 1/01/27	5,000	5,409,250
5.00%, 1/01/32	4,110	4,481,338
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,083,450
Poway Unified School District, GO, CAB, Election of 2008, Series A (b):
0.00%, 8/01/27	10,000	6,409,600
0.00%, 8/01/30	10,000	5,564,700
0.00%, 8/01/32	12,500	6,344,000
Poway Unified School District Public Financing Authority, Refunding, Special Tax Bonds:
5.00%, 9/15/26	935	1,069,836
Municipal Bonds	Par (000)	Value
California (concluded)
Poway Unified School District Public Financing Authority, Refunding, Special Tax Bonds (concluded):
5.00%, 9/15/29	$1,205	$1,350,046
5.00%, 9/15/32	995	1,097,177
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	10,000	10,170,900
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	15,660	16,296,266
4.00%, 8/01/32	17,010	17,577,283
4.00%, 8/01/33	5,665	5,829,398
San Diego Community College District, GO, Election of 2006, 0.00%, 8/01/30 (b)	5,000	2,552,450
Westlands California Water District, Refunding RB, Series A (AGM):
5.00%, 9/01/30	1,000	1,131,490
5.00%, 9/01/31	1,000	1,129,380
5.00%, 9/01/32	1,000	1,123,780
_____________
		308,813,601
Colorado — 5.1%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	781,235
5.50%, 12/01/29	750	859,193
5.38%, 12/01/33	1,500	1,694,520
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series B, 4.00%, 11/15/31	37,090	39,038,338
City of Commerce Colorado-Northern Infrastructure General Improvement District, GO, Refunding, Improvement (AGM):
5.00%, 12/01/31	500	564,730
5.00%, 12/01/32	800	899,224
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23	1,000	1,013,710
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 8/15/30	1,000	1,100,550

BlackRock Municipal Target Term Trust	April 30, 2015	2

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Covenant Retirement Communities, Series A:
4.50%, 12/01/33	$4,595	$4,543,490
5.00%, 12/01/33	3,000	3,158,400
Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds:
4.10%, 12/01/24	5,080	5,166,055
4.20%, 12/01/25	5,280	5,376,043
4.50%, 12/01/30	4,305	4,396,438
State of Colorado, COP, Refunding, Fitzsimons Academic Projects, 4.00%, 11/01/30	12,675	13,232,446
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	517,736
_____________
		82,342,108
Connecticut — 1.3%
City of Hartford Connecticut, GO, Refunding, Series A:
4.00%, 4/01/29	8,390	8,736,759
4.00%, 4/01/32	1,500	1,540,995
Connecticut HFA, Refunding RB, M/F Housing Mortgage Finance Program, Sub-Series F-1, 3.00%, 11/15/32	12,020	11,237,017
_____________
		21,514,771
District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, 6.00%, 7/01/33	1,700	1,995,664
Florida — 10.2%
City of North Miami Beach, Refunding RB:
4.00%, 8/01/27	3,325	3,522,538
5.00%, 8/01/29	3,650	4,109,827
5.00%, 8/01/30	4,020	4,506,983
5.00%, 8/01/31	4,235	4,733,459
5.00%, 8/01/32	4,445	4,949,863
City of Tampa Florida, Refunding RB, Series A:
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/29	6,000	6,285,540
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/30	6,395	6,661,863
H Lee Moffitt Cancer Center Project, 4.00%, 9/01/33	10,000	10,236,000
Municipal Bonds	Par (000)	Value
Florida (continued)
County Brevard Health Facilities Authority, Refunding RB, Health First, Inc., 5.00%, 4/01/33	$3,760	$4,137,354
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc., 6.00%, 11/15/29	5,000	5,572,400
County of Broward Florida, RB, Fort Lauderdale Fuel System Revenue, AMT:
5.00%, 4/01/30	600	652,674
5.00%, 4/01/33	740	796,025
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	5,250	5,345,550
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A:
4.00%, 4/01/31	2,930	3,003,953
4.00%, 4/01/32	1,000	1,021,790
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Sub-Series B, 5.00%, 10/01/32	10,000	11,096,500
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A:
5.00%, 7/01/30	5,530	6,151,738
5.00%, 7/01/31	5,000	5,548,650
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 5/01/32	10,000	11,053,800
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (b):
0.00%, 6/01/29	3,295	2,037,529
0.00%, 6/01/30	2,000	1,173,340
0.00%, 6/01/31	1,295	724,734
0.00%, 6/01/32	2,495	1,322,450
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,215,672
Florida Development Finance Corp., RB, Miami Arts Charter School Project, Series A (a):
5.00%, 6/15/24	165	167,772
5.63%, 6/15/29	1,250	1,269,063

BlackRock Municipal Target Term Trust	April 30, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Florida (concluded)
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	$2,000	$2,072,960
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/29	4,685	4,847,804
4.50%, 11/01/30	2,895	2,982,342
4.50%, 11/01/31	3,200	3,281,952
4.50%, 11/01/32	2,300	2,349,956
4.50%, 11/01/33	2,080	2,123,826
Lee County School Board, COP, Refunding Series A, 5.00%, 8/01/28	3,500	4,058,950
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center:
5.00%, 11/15/25	500	574,330
5.00%, 11/15/26	250	284,078
5.00%, 11/15/27	375	422,156
5.00%, 11/15/28	500	555,725
5.00%, 11/15/30	1,000	1,098,630
Miami-Dade County Industrial Development Authority, RB, Series A, 5.00%, 6/01/30	2,385	2,554,669
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/30	3,825	4,420,935
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 5/01/23	3,115	3,453,787
5.00%, 5/01/32	5,850	6,540,943
Village Community Development District No. 5, Refunding, Special Assessment Bonds:
Phase I, 3.50%, 5/01/28	2,080	2,125,219
Phase I, 3.50%, 5/01/28	3,920	4,005,221
Phase II, 4.00%, 5/01/33	1,210	1,276,296
Phase II, 4.00%, 5/01/34	2,505	2,636,462
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 5/01/29	6,260	6,240,031
_____________
		165,203,339
Georgia — 0.7%
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 3.45%, 12/01/32	12,050	12,033,974

Municipal Bonds	Par (000)	Value
Idaho — 0.6%
Idaho Housing & Finance Association, RB, Series A, 4.00%, 7/15/30	$10,000	$10,367,400

Illinois — 14.6%
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/33	5,000	5,474,200
City of Chicago Illinois, GO:
CAB (NPFGC), 0.00%, 1/01/27 (b)	5,000	2,842,050
Project, Series A, 5.00%, 1/01/33	10,000	9,769,900
City of Chicago Illinois, Refunding RB, GO, Series A, 5.25%, 1/01/30	6,000	6,057,780
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 1/01/31	10,375	10,362,550
4.00%, 1/01/32	10,790	10,724,613
4.00%, 1/01/33	11,220	11,093,326
4.00%, 1/01/35	9,135	8,963,627
City of Chicago Illinois, Refunding ARB, O'Hare International Airport Passenger Facility Charge, Series B, AMT:
4.00%, 1/01/27	5,000	5,152,050
4.00%, 1/01/29	28,425	28,859,902
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 1/01/30	730	807,212
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,689,984
4.00%, 12/01/31	1,715	1,782,091
4.00%, 12/01/32	1,800	1,863,108
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,333,217
County of Will Illinois Community High School District No. 210 Lincoln-Way, GO, CAB, Refunding, Series B (b):
0.00%, 1/01/29	6,920	3,878,868
0.00%, 1/01/30	5,680	3,018,636
0.00%, 1/01/31	13,330	6,738,982
0.00%, 1/01/32	16,500	7,939,470
County of Will Illinois Community High School District No. 210 Lincoln-Way, GO, Refunding, Series A, Charter School Project-Noble Network, 5.00%, 1/01/31	16,300	18,268,877

BlackRock Municipal Target Term Trust	April 30, 2015	4

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, 6.00%, 9/01/32	$1,620	$1,836,594
Illinois Finance Authority, Refunding RB:
5.00%, 9/01/25	1,500	1,695,060
5.00%, 9/01/32	2,000	2,131,960
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	4,660	5,023,480
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,677,816
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	4,900	5,211,052
Northwestern Memorial Healthcare, 4.00%, 8/15/33	5,000	5,215,100
Rush Unviersity Medical Center, Series A, 5.00%, 11/15/31	8,415	9,438,012
Rush Unviersity Medical Center, Series A, 5.00%, 11/15/32	2,075	2,308,707
Rush Unviersity Medical Center, Series A, 5.00%, 11/15/33	2,125	2,356,795
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	11,171,600
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	9,305	9,554,467
4.00%, 2/01/30	9,835	10,071,827
_____________
		236,312,913
Indiana — 3.5%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 8/01/33	8,500	8,908,595
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	2,250	2,589,278
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	23,056,467
Earlham College Project, 5.00%, 10/01/32	11,255	11,994,453
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/31	$8,000	$9,189,120
_____________
		55,737,913
Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	19,742,645
5.25%, 12/01/25	14,345	16,000,843
_____________
		35,743,488
Kentucky — 0.1%
Kentucky Public Transportation Infrastructure Authority, RB, Convertible CABS-1ST Tier-DownTown Crossing Project, Series C, 0.00%, 7/01/33 (c)	1,500	1,059,810
Kentucky Public Transportation Infrastructure Authority, RB,CAB-1st Tier-DownTown Crossing Project, Series B, 0.00%, 7/01/30 (b)	1,230	560,450
_____________
		1,620,260
Louisiana — 3.2%
City of New Orleans Louisiana, Refunding RB:
5.00%, 12/01/27	1,500	1,719,450
5.00%, 12/01/29	1,000	1,129,060
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/27	3,770	4,343,568
5.00%, 7/01/28	4,420	5,054,402
5.00%, 7/01/29	3,000	3,410,790
5.00%, 7/01/30	5,000	5,661,500
5.00%, 7/01/31	5,105	5,749,047
5.00%, 7/01/32	3,000	3,348,810
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	325,266
5.00%, 4/01/32	1,000	1,079,950
5.00%, 4/01/33	1,575	1,698,700
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/29	1,925	2,141,543
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,425	3,847,885

BlackRock Municipal Target Term Trust	April 30, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (concluded):
5.25%, 5/15/32	$4,375	$4,995,594
5.25%, 5/15/33	4,750	5,308,695
5.25%, 5/15/35	1,500	1,700,565
_____________
		51,514,825
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Medical Center Obligation:
5.00%, 7/01/25	1,250	1,423,600
5.00%, 7/01/26	1,000	1,124,270
5.00%, 7/01/27	1,000	1,108,740
3.75%, 7/01/28	1,000	1,004,510
5.00%, 7/01/33	5,000	5,388,600
Maine State Housing Authority, Refunding RB, S/F Housing, Series B, 3.45%, 11/15/32	12,000	11,813,280
_____________
		21,863,000
Maryland — 0.9%
Anne Arundel County Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 7/01/24	700	712,782
4.90%, 7/01/30	1,315	1,338,249
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	5,000	5,543,500
Salisbury University Project, 5.00%, 6/01/34	500	541,780
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Peninsula Regional Medical Center:
5.00%, 7/01/30	1,185	1,335,222
5.00%, 7/01/31	2,200	2,469,676
5.00%, 7/01/32	1,635	1,819,085
_____________
		13,760,294
Massachusetts — 1.0%
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 7/01/29	9,455	10,376,768
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts HFA, Refunding RB, S/F Housing, Series 163, AMT, 4.00%, 12/01/33	$5,950	$6,083,399
_____________
		16,460,167
Michigan — 1.1%
Michigan Finance Authority, Refunding RB:
Holland Community Hospital, Series A, 5.00%, 1/01/33	750	813,510
Midmichigan Health, 5.00%, 6/01/33	2,750	3,039,300
Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,541,526
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	9,195	9,481,056
_____________
		17,875,392
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,041,999
St. Lewis College of Pharmacy Project, 5.00%, 5/01/30	3,000	3,233,550
_____________
		5,275,549
Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 9/01/27	7,010	7,824,071
Gas Project No. 3, 5.00%, 9/01/32	9,500	10,537,685
_____________
		18,361,756
New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Concord Hospital, Series A:
5.00%, 10/01/26	1,075	1,210,751
5.00%, 10/01/27	1,180	1,318,851
4.00%, 10/01/33	3,500	3,558,415
New Hampshire State Turnpike System, RB, Series C:
4.00%, 8/01/33	4,350	4,550,535

BlackRock Municipal Target Term Trust	April 30, 2015	6

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Hampshire (concluded)
New Hampshire State Turnpike System, RB, Series C (concluded):
4.00%, 8/01/35	$4,745	$4,929,533
_____________
		15,568,085
New Jersey — 11.7%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,686,270
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	12,230	13,399,066
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,740	1,986,958
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,315	1,477,389
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 1/01/28	4,705	5,241,605
New Jersey EDA, Refunding RB:
4.25%, 6/15/27	16,500	17,166,270
Cigarette Tax, 5.00%, 6/15/26	10,610	11,776,994
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	6,200	6,759,798
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	5,000	5,826,200
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health, Series A, 4.00%, 7/01/26	3,000	3,173,310
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT:
4.10%, 11/01/28	15,800	16,146,494
4.35%, 11/01/33	7,315	7,470,005
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/32	5,000	5,305,650
5.25%, 6/15/32	10,000	10,815,600
Transportation System, CAB, Series A, 0.00%, 12/15/28 (b)	66,000	35,046,660
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, CAB, Series A, 0.00%, 12/15/29 (b)	$18,000	$9,007,740
Transportation System, Series AA, 4.00%, 6/15/30	13,315	12,887,988
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	5,816,500
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	537,975
5.00%, 11/01/34	500	537,565
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	4,450	4,455,117
4.63%, 6/01/26	5,525	5,313,669
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/29	1,750	2,011,485
5.00%, 7/15/30	2,000	2,290,220
5.00%, 7/15/31	1,450	1,656,669
5.00%, 7/15/32	835	949,729
_____________
		188,742,926
New Mexico — 1.1%
New Mexico Educational Assistance Foundation, RB, AMT:
Education Loan Series A-1, 3.75%, 9/01/31	6,250	6,265,500
Education Loan Series A-2, 3.80%, 11/01/32	5,850	5,873,225
Education Loan Series A-2, 3.80%, 9/01/33	5,000	5,030,650
_____________
		17,169,375
New York — 6.9%
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	3,530	3,618,391
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 1/01/25 (a)	900	964,467

BlackRock Municipal Target Term Trust	April 30, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Housing Development Corp., RB, M/F Housing, Series K-1:
3.40%, 11/01/30	$8,070	$7,945,561
3.50%, 11/01/32	5,865	5,744,474
Housing Development Corp., Refunding RB, M/F Housing, Series L-1:
3.40%, 11/01/30	1,580	1,555,636
3.50%, 11/01/32	1,160	1,136,162
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	21,000	24,231,480
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,110	9,527,709
New York Mortgage Agency, Refunding RB, Series 48, 3.45%, 10/01/33	3,500	3,383,800
New York State HFA, RB, M/F Affordable Housing (SONYMA):
3.05%, 11/01/27	4,020	3,904,304
3.45%, 11/01/32	5,235	5,107,057
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	3,000	3,048,600
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 4.50%, 7/01/32	9,115	9,142,163
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series A (b):
0.00%, 11/15/29	17,810	10,883,157
0.00%, 11/15/30	25,215	14,662,018
0.00%, 11/15/31	5,000	2,766,200
TSASC, Inc., Refunding RB, 5.00%, 6/01/26	4,000	4,018,840
_____________
		111,640,019
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Mission Health Combined Group, 4.63%, 10/01/30	2,000	2,096,760
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/31	$1,665	$1,903,628
_____________
		4,000,388
Ohio — 0.7%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 7/01/28	500	524,735
5.63%, 7/01/32	1,000	1,053,920
Ohio State University, RB, General Receipts Special Purpose, Series A, 4.00%, 6/01/31	4,220	4,415,850
State of Ohio, RB, AMT:
5.00%, 12/31/29	1,625	1,827,491
5.00%, 12/31/30	2,400	2,683,824
_____________
		10,505,820
Oklahoma — 0.2%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
5.00%, 4/01/23	1,050	981,382
5.00%, 4/01/29	1,500	1,353,150
5.00%, 4/01/33	1,050	919,916
_____________
		3,254,448
Pennsylvania — 10.2%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,395,975
5.00%, 5/01/28	5,000	5,452,500
5.00%, 5/01/29	3,745	4,069,392
5.00%, 5/01/30	5,300	5,735,236
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (d)	4,540	4,685,689
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Asbury Pennsylvania Obligated Group:
5.00%, 1/01/22	750	811,268
5.25%, 1/01/27	1,275	1,355,146
5.25%, 1/01/32	3,350	3,507,919

BlackRock Municipal Target Term Trust	April 30, 2015	8

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 7/01/33	$27,535	$28,259,446
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000	5,516,400
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,717,400
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke's Hospital of Bethlehem, Series A, 5.00%, 8/15/33	13,250	14,128,210
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 1/01/30	2,000	2,019,720
Pennsylvania Economic Development Financing Authority, RB, AMT:
5.00%, 12/31/29	5,000	5,508,100
5.00%, 12/31/30	10,100	11,059,096
Pennsylvania Bridges Finco LP, 5.00%, 12/31/34	5,000	5,437,100
Pennsylvania HFA, RB, S/F Housing, Series 114, 3.30%, 10/01/32	20,500	19,760,360
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,556,337
Pennsylvania Higher Educational Facilities Authority, Refunding RB, La Salle University, 4.00%, 5/01/32	3,000	2,966,130
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,587,397
5.00%, 4/01/28	8,000	8,774,080
5.00%, 4/01/29	6,000	6,514,080
5.00%, 4/01/30	5,500	5,943,245
Township of East Hempfield Pennsylvania IDA, RB, Student Services Incorporate Student Housing, 5.00%, 7/01/30	1,280	1,372,992
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Township of East Hempfield Pennsylvania IDA, RB, 5.00%, 7/01/30 (e)	$825	$896,932
_____________
		164,030,150
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 6/01/28	2,750	3,085,720
5.00%, 6/01/29	4,500	4,980,600
5.00%, 6/01/30	4,215	4,624,234
_____________
		12,690,554
South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, Bon Secours Health System, Inc., 5.00%, 5/01/28	2,000	2,109,180
South Dakota — 0.0%
Educational Enhancement Funding Corp., Refunding RB, Series B, 5.00%, 6/01/27	650	728,384
Tennessee — 0.5%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.00%, 1/01/33	1,500	1,635,375
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/31	6,210	6,795,230
_____________
		8,430,605
Texas — 18.9%
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 8/15/32	12,500	13,798,250
5.00%, 8/15/33	14,000	15,384,600
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A:
4.00%, 9/01/30	11,170	11,636,012
4.00%, 9/01/31	11,220	11,646,809
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,826,126
City of San Antonio TX Water System Revenue, Refunding RB, Series B, 5.00%, 5/15/27	1,845	2,216,325
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/33	1,650	1,980,049

BlackRock Municipal Target Term Trust	April 30, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A:
3.10%, 12/01/22	$1,050	$1,053,518
3.95%, 12/01/32	1,800	1,753,128
County of Harris Texas, Refunding RB, Toll Road Senior Lien, Series C, 4.00%, 8/15/33	12,325	12,694,010
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 1/01/28	500	563,250
6.38%, 1/01/33	460	531,185
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 1/01/33	1,090	1,125,665
Memorial Hermann Health System, 4.00%, 12/01/31	20,000	20,261,000
YMCA of the Greater Houston Area, 5.00%, 6/01/28	1,500	1,631,790
YMCA of the Greater Houston Area, 5.00%, 6/01/33	3,000	3,196,890
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	31,120	33,107,946
Series B (AMBAC), AMT, 4.55%, 5/01/30	10,000	10,539,600
Series B-2, 4.00%, 6/01/30	12,895	13,163,087
County of Midland Texas Fresh Water Supply District No. 1, RB, City of Midland Project, Series A:
CAB, 0.00%, 9/15/31 (b)	6,235	3,303,116
CAB, 0.00%, 9/15/32 (b)	15,135	7,522,095
5.00%, 9/15/31	2,435	2,777,458
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,602,300
4.00%, 11/15/32	15,420	15,621,077
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, 5.00%, 8/15/33	5,000	5,600,400

Municipal Bonds	Par (000)	Value

Texas (concluded)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/29	$1,000	$1,086,810
Leander ISD, GO, Refunding Series D (b):
0.00%, 8/15/31	1,200	645,564
0.00%, 8/15/32	2,000	1,014,740
0.00%, 8/15/33	4,485	2,146,656
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	5,750	6,425,337
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services:
4.00%, 5/15/31	9,970	10,253,547
4.00%, 5/15/32	10,635	10,877,478
New Hope Cultural Education Facilities Corp., RB:
5.00%, 4/01/24	420	474,424
5.00%, 4/01/25	240	271,666
5.00%, 4/01/29	2,290	2,521,656
5.00%, 4/01/29	725	791,417
Stephenville LLC Tarleton State University Project, Series A, 5.38%, 4/01/28	1,150	1,287,850
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,790,800
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 1/01/33	15,900	17,689,704
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	850	899,479
5.50%, 1/01/32	1,000	1,058,770
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	25,000	27,384,500
Natural Gas Utility Improvements, 5.00%, 12/15/30	18,000	19,792,620

		305,948,704
U.S. Virgin Islands — 1.4%
Virgin Islands Public Finance Authority, Refunding RB:
Gross Receipts Taxes Loan Note, Series A, 5.00%, 10/01/32	10,000	10,883,800

BlackRock Municipal Target Term Trust	April 30, 2015	10

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
U.S. Virgin Islands (concluded)
Virgin Islands Public Finance Authority, Refunding RB (concluded):
Series C, 5.00%, 10/01/30	$10,000	$11,025,700
_____________
		21,909,500
Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	2,400	2,517,360
Virginia — 2.9%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A:
4.50%, 12/01/32	2,840	2,789,107
5.00%, 12/01/32	2,000	2,054,720
County of Fairfax Virginia IDA, Refunding RB, Inova Health System, Series D, 4.00%, 5/15/29	5,325	5,615,692
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	3,036,510
4.50%, 7/01/32	1,100	1,107,315
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/33	5,445	5,540,451
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	500,270
Virginia HDA, RB, Remarketing, M/F Housing, Sub-Series C-2, 3.00%, 4/01/31	23,175	21,688,555
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	3,940	4,210,048
_____________
		46,542,668
Washington — 3.6%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,050,143
5.00%, 9/01/27	1,000	1,067,240
5.25%, 9/01/32	1,850	1,943,425
Municipal Bonds	Par (000)	Value
Washington (concluded)
Port of Seattle Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 4/01/30	$5,000	$5,217,300
Spokane Public Facilities District, Refunding RB, Series B:
4.50%, 12/01/30	5,370	5,683,125
5.00%, 12/01/32	5,895	6,465,047
5.00%, 9/01/33	4,665	5,105,796
State of Washington, COP, State and Local Agency Real and Personal Property, Series B:
4.00%, 7/01/29	3,605	3,776,562
4.00%, 7/01/30	4,290	4,463,488
4.00%, 7/01/31	4,470	4,630,562
4.00%, 7/01/32	4,590	4,746,014
State of Washington, GO, Series B, 5.00%, 2/01/25	5,825	7,175,934
Washington State Housing Finance Commission, Refunding RB:
Emerald Heights Project, 5.00%, 7/01/28	1,000	1,081,000
Emerald Heights Project, 5.00%, 7/01/33	1,100	1,181,510
Series 1N (Ginnie Mae)(FannieMae)(Freddie Mac), 3.50%, 12/01/33	4,035	3,975,201
_____________
		57,562,347
Wisconsin — 1.4%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	6,690	6,819,853
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	2,250	2,507,467
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus, Inc., Obligated Group, 5.00%, 8/15/28	3,510	3,962,369
Aspirus, Inc., Obligated Group, 5.00%, 8/15/29	3,685	4,130,332
Marquette University, 4.00%, 10/01/32	4,520	4,687,421
_____________
		22,107,442
Wyoming — 1.0%
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 3.75%, 12/01/32	16,790	16,888,893

BlackRock Municipal Target Term Trust	April 30, 2015	11

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds		Value

Total Municipal Bonds — 131.5%		$2,124,869,306

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)
Colorado — 5.1%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT (g):
4.25%, 11/15/29	$33,820	35,422,765
4.25%, 11/15/30	35,210	36,807,564
4.25%, 11/15/31	8,085	8,435,516
4.25%, 11/15/32	2,230	2,289,581
_____________
		82,955,426
Florida — 6.0%
County of Broward Florida, ARB, Series Q-1 (g):
4.00%, 10/01/29	17,200	17,744,609
4.00%, 10/01/30	18,095	18,632,127
4.00%, 10/01/31	18,820	19,316,803
4.00%, 10/01/32	19,575	20,027,600
4.00%, 10/01/33	20,355	20,772,647
_____________
		96,493,786
Iowa — 2.7%
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics:
4.00%, 9/01/28	3,375	3,626,577
4.00%, 9/01/29	6,525	6,940,367
4.00%, 9/01/30	6,325	6,676,481
4.00%, 9/01/31	8,650	9,072,900
4.00%, 9/01/32	7,750	8,077,517
4.00%, 9/01/33	9,375	9,746,478
_____________
		44,140,320
Texas — 10.0%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	15,654,409
4.00%, 9/15/31	19,475	20,195,812
4.00%, 9/15/32	18,075	18,625,335
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Texas (concluded)
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project (concluded):
4.00%, 9/15/33	$11,000	$11,263,150
4.00%, 9/15/34	11,885	12,092,493
4.00%, 9/15/35	4,500	4,549,654
Dallas/Fort Worth International Airport, Refunding RB, AMT (g):
Series E, 4.00%, 11/01/32	6,915	7,136,993
Series E, 4.13%, 11/01/35	10,435	10,724,504
Series F, 5.00%, 11/01/29	12,820	14,306,506
Series F, 5.00%, 11/01/30	15,565	17,277,750
Series F, 5.00%, 11/01/31	10,000	11,057,598
Series F, 5.00%, 11/01/32	17,170	18,903,594
_____________
		161,787,798
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.8%		385,377,330
Total Long-Term Investments (Cost — $2,482,025,637) — 155.3%		2,510,246,636

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (h)(i)	13,622,362	13,622,362
Total Short-Term Securities (Cost — $13,622,362) — 0.8%		13,622,362
Total Investments (Cost — $2,495,647,999) — 156.1%		2,523,868,998
Other Assets Less Liabilities — 1.7%		26,670,153
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.4%)		(184,177,078)
RVMTP Shares, at Liquidation Value — (46.4%)		(750,000,000)
_____________
Net Assets Applicable to Common Shares — 100.0%		$1,616,362,073

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,322,440,567

Gross unrealized appreciation	$49,547,837
Gross unrealized depreciation	(32,239,380)

Net unrealized appreciation	$17,308,457

BlackRock Municipal Target Term Trust	April 30, 2015	12

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Variable rate security. Rate shown is as of report date.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
RBC Capital Markets LLC	$896,932	$(7,153)
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from November 1, 2018 to November 15, 2020, is $128,606,860.

(h)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
FFI Institutional Tax-Exempt Fund	5,417,254	8,205,108	13,622,362	$12,331

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds

BlackRock Municipal Target Term Trust	April 30, 2015	13

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(1,701)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$218,365,875	$(1,505,020)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$2,510,246,636	—	$2,510,246,636
Short-Term Securities	$13,622,362	—	—	13,622,362
Total	$13,622,362	$2,510,246,636	—	$2,523,868,998

[1]	See above Schedule of Investments for values in each state or political subdivision.
BlackRock Municipal Target Term Trust	April 30, 2015	14

Schedule of Investments (concluded)	BlackRock Municipal Target Term Trust (BTT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(1,505,020)	—	—	$(1,505,020)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,412,002	—	—	$ 2,412,002
Liabilities:
TOB Trust Certificates	—	$(184,119,974)	—	(184,119,974)
RVMTP Shares	—	(750,000,000)	—	(750,000,000)
Total	$2,412,002	$(934,119,974)	—	$(931,707,972)

During the period ended April 30, 2015, there were no transfers between levels.

BlackRock Municipal Target Term Trust	April 30, 2015	15

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Target Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Target Term Trust

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Target Term Trust

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Target Term Trust

Date: June 22, 2015